                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.

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  1. Name and address of issuer:  EXCELSIOR INSTITUTIONAL TRUST
                                  73 TREMONT STREET
                                  BOSTON, MA 02108

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  2. Name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities, check the box but do not list series or classes):

                          See Schedule "A" Attached

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  3. Investment Company Act File Number:  811-8490


     Securities Act File Number:          33-78264
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  4(a). Last day of fiscal year for which this Form is filed:  MARCH 31, 1998

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  4(b).[ ]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).  (See instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c).[ ]  Check box if this is the last time the issuer will be filing this
  Form.

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

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  5. Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24f-2:
               (See Schedules A & B)                               $179,598,618
                                                                   ------------

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:
               (See Schedule C)                                    $ 189,605,892
                                                                   -------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                                  $    n/a
                                                                   --------

        (iv)   Total available redemption credits [add Items
               5(ii) and 5(iii)]:                                 -$ 189,605,892
                                                                  --------------

         (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $  n /a
                                                                    -------

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        (vi)   Redemption credits available for use in future     $(10,007,274)
                                                                  -------------
               years -- if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:
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        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                 x   .000295
                                                                  -----------

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):             =$        0
                                                                  -----------

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  6. Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were
               -----
          registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.
                                                                         -----
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  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$     n/a
                                                                 ----------

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  8. Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                 =$       0
                                                                 ----------
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

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  9. Date the registration fee and any interest payment was sent to the
     Commissions's lockbox depository:

        JUNE 25, 1998

        Method of Delivery:

                [X]   Wire Transfer
                [_]   Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ JOHN M. CORCORAN, ASSISTANT TREASURER
                                   -----------------------------------------

                                   JOHN M. CORCORAN, ASSISTANT TREASURER
                                   -------------------------------------

Date    JUNE 25, 1998
        -------------

 *Please print the name and title of the signing officer below the signature.

                                 SCHEDULE "A"
                                 ------------

Name of each series or class of funds for which this notice is filed:
---------------------------------------------------------------------


EXCELSIOR INSTITUTIONAL EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL BALANCED - CLASS A

EXCELSIOR INSTITUTIONAL BALANCED - CLASS B

EXCELSIOR INSTITUTIONAL INCOME - CLASS A

EXCELSIOR INSTITUTIONAL TOTAL RETURN - CLASS A

EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL VALUE EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL VALUE EQUITY - CLASS B

EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH - CLASS A

EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH - CLASS B

EXCELSIOR INSTITUTIONAL BOND INDEX - CLASS A

                                 SCHEDULE "B"
                                 ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
--------------------------------------------------------------------
YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2
---------------------------------------------------------

     CLASS A:                      Shares  :           Price:
                                   ---------           ------

     EQUITY                          3,017,785         $   33,699,430

     BALANCED                        2,483,939         $   21,742,743

     INCOME                          1,695,891         $   12,191,434

     TOTAL RETURN BOND               6,736,023         $   49,920,677

     INTERNATIONAL EQUITY            2,482,442         $   23,093,069

     VALUE EQUITY                      131,715         $    1,679,381

     OPTIMUM GROWTH                    614,403         $    8,293,581

     BOND INDEX                        433,738         $    3,094,392


     TOTAL                          17,595,936         $  153,714,707
                                    ==========            ===========

     CLASS B:                      SHARES  :           PRICE:
                                   ---------           ------
     BALANCED                        2,179,728         $   20,319,193

     VALUE EQUITY                        2,111         $       31,723

     OPTIMUM GROWTH                    210,824         $    2,776,946
                                     ---------         --------------

     TOTAL                           2,392,663         $   23,127,862
                                     =========             ==========


     TOTAL (CLASS A & B)            19,988,599         $  176,842,569
                                    ==========            ===========

                                 SCHEDULE "C"
                                 ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
----------------------------------------------------------------------
YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-------------------------------------------------------------------

     CLASS A:                       SHARES:                 PRICE:
                                    -------                 ------
     EQUITY                           37,320                $    405,457

     BALANCED                            418                $      3,590

     INCOME                                0                $          0

     TOTAL RETURN BOND                18,167                $    134,539

     INTERNATIONAL EQUITY                877                $      8,515

     VALUE EQUITY                          0                $          0

     OPTIMUM GROWTH                      332                $      4,030

     BOND INDEX                          181                $      1,290
                                    --------                ------------

     TOTAL                            57,295                $    557,421
                                    ========                ============

     CLASS B:                       SHARES:                 PRICE:
                                    -------                 ------
     BALANCED                        256,143                $  2,196,081

     VALUE EQUITY                        123                $      1,672

     OPTIMUM GROWTH                       83                $        875
                                    --------                ------------

     TOTAL                           256,349                $  2,198,628
                                    ========                ============


     TOTAL (CLASS A & B)             313,644                $  2,756,049
                                    ========                ============

                                 SCHEDULE "D"
                                 ------------


AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL, YEAR, IF
-----------------------------------------------------------------------------
APPLICABLE:
-----------


     CLASS A:                                                Price:
                                                             ------

     Equity                                                  $  51,602,372

     Balanced                                                $  57,967,499

     Income                                                  $   4,290,648

     Total Return                                            $  27,577,046

     International Equity                                    $  23,426,766

     Value Equity                                            $     937,737

     Optimum Growth                                          $   1,722,710

     Bond Index                                              $  18,284,065
                                                             -------------

     Total                                                   $ 185,808,843
                                                             =============


     CLASS B:                                                Price:
                                                             ------

     Balanced                                                $   1,878,906

     Value Equity                                            $      37,415

     Optimum Growth                                          $   1,880,728
                                                             -------------

     Total                                                   $   3,797,049
                                                             =============

     Total (Class A & B)                                     $ 189,605,892
                                                             =============